Equity (Share-based Payments to Employees, Restricted Shares) (Details) shares in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) shares
Non-marketable options [Member] | Officers and senior employees [Member] | August 6, 2014, for ICL's CEO-December 11, 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	3,993
Vesting conditions	3 equal tranches: (1) One third on December 1, 2016 (2) One third on December 1, 2017 (3) One third on December 1, 2018
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.In case of on the exercise date the closing price of an ordinary share is higher than twice the exercise price (the “Share Value Cap”), the number of the exercised shares will be reduced so that the product of the exercised shares actually issued to an offeree multiplied by the share closing price will equal to the product of the number of exercised options multiplied by the Share Value Cap.
Additional information	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, to 450 ICL officers and senior employees in Israel and overseas.
Non-marketable options [Member] | Officers and senior employees [Member] | May 12, 2015, for ICLs CEO and Chairman of the BOD - June 29, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	6,729
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Additional information	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, to 550 ICL officers and senior employees in Israel and overseas.
Non-marketable options [Member] | Officers and senior employees [Member] | June 30, 2016, for ICLs CEO & Chairman of the BOD-September 5, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	3,035
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Additional information	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, to 90 ICL officers and senior employees in Israel and overseas.
Non-marketable options [Member] | Officers and senior employees [Member] | June 20, 2017, for ICLs Chairman of the BOD August 2, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	6,868
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Additional information	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan to 498 ICL officers and senior employees in Israel and overseas.
Non-marketable options [Member] | Acting CEO [Member] | February 14, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	114
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Additional information	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan .
Non-marketable options [Member] | Former CEO [Member] | August 6, 2014, for ICL's CEO-December 11, 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	367
Vesting conditions	3 equal tranches: (1) One third on December 1, 2016 (2) One third on December 1, 2017 (3) One third on December 1, 2018
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.In case of on the exercise date the closing price of an ordinary share is higher than twice the exercise price (the “Share Value Cap”), the number of the exercised shares will be reduced so that the product of the exercised shares actually issued to an offeree multiplied by the share closing price will equal to the product of the number of exercised options multiplied by the Share Value Cap.
Additional information	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Non-marketable options [Member] | Former CEO [Member] | May 12, 2015, for ICLs CEO and Chairman of the BOD - June 29, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	530
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Additional information	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Non-marketable options [Member] | Former CEO [Member] | June 30, 2016, for ICLs CEO & Chairman of the BOD-September 5, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	625
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Additional information	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Non-marketable options [Member] | Chairman of the BOD [Member] | June 30, 2016, for ICLs CEO & Chairman of the BOD-September 5, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	186
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Additional information	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Non-marketable options [Member] | Chairman of the BOD [Member] | June 20, 2017, for ICLs Chairman of the BOD August 2, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	165
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Additional information	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan .
Non-marketable options [Member] | Former chairman of the BOD [Member] | May 12, 2015, for ICLs CEO and Chairman of the BOD - June 29, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	404
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date
Instrument terms	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.
Additional information	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
Restricted shares [Member] | Officers and senior employees [Member] | August 6, 2014, for ICL's CEO-December 11, 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	922
Vesting conditions	3 equal tranches: (1) One third on December 1, 2016 (2) One third on December 1, 2017 (3) One third on December 1, 2018	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan, to 450 ICL officers and senior employees in Israel and overseas.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the date approval of the BOD and/or the date of the approval of the General Meeting where requierd).
Fair value at the grant date (Million) | $	$ 8.4
Restricted shares [Member] | Officers and senior employees [Member] | May 12, 2015, for ICLs CEO and Chairman of the BOD - June 29, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	1,194
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan, to 550 ICL officers and senior employees in Israel and overseas.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the date approval of the BOD and/or the date of the approval of the General Meeting where requierd).
Fair value at the grant date (Million) | $	$ 9.7
Restricted shares [Member] | Officers and senior employees [Member] | June 30, 2016, for ICLs CEO & Chairman of the BOD-September 5, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	990
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan, to 90 ICL officers and senior employees in Israel and overseas.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the date approval of the BOD and/or the date of the approval of the General Meeting where requierd).
Fair value at the grant date (Million) | $	$ 4.8
Restricted shares [Member] | Officers and senior employees [Member] | June 20, 2017, for ICLs Chairman of the BOD August 2, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	2,211
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan, to 494 ICL officers and senior employees in Israel and overseas.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the date approval of the BOD and/or the date of the approval of the General Meeting where requierd).
Fair value at the grant date (Million) | $	$ 10.0
Restricted shares [Member] | Acting CEO [Member] | February 14, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	38
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the date approval of the BOD and/or the date of the approval of the General Meeting where requierd).
Fair value at the grant date (Million) | $	$ 0.2
Restricted shares [Member] | Former CEO [Member] | August 6, 2014, for ICL's CEO-December 11, 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	86
Vesting conditions	3 equal tranches: (1) One third on December 1, 2016 (2) One third on December 1, 2017 (3) One third on December 1, 2018	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the date approval of the BOD and/or the date of the approval of the General Meeting where requierd).
Fair value at the grant date (Million) | $	$ 8.4
Restricted shares [Member] | Former CEO [Member] | May 12, 2015, for ICLs CEO and Chairman of the BOD - June 29, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	90
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the date approval of the BOD and/or the date of the approval of the General Meeting where requierd).
Fair value at the grant date (Million) | $	$ 9.7
Restricted shares [Member] | Former CEO [Member] | June 30, 2016, for ICLs CEO & Chairman of the BOD-September 5, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	185
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the date approval of the BOD and/or the date of the approval of the General Meeting where requierd).
Fair value at the grant date (Million) | $	$ 4.8
Restricted shares [Member] | ICLs Directors (excluding ICLs CEO) [Member] | February 26, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	99
Vesting conditions	3 tranches: (1) 50% will vest August 28, 2015 (2) 25% will vest February 26, 2017 (3) 25% will vest February 26, 2018	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan, to 11 ICL Directors.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the date approval of the BOD and/or the date of the approval of the General Meeting where requierd).
Fair value at the grant date (Million) | $	$ 0.7
Restricted shares [Member] | ICLs Directors (excluding CEO and ICLs Chairman of the BOD) [Member] | December 23, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	121
Vesting conditions	3 equal tranches: (1) One third on December 23, 2016 (2) One third on December 23, 2017 (3) One third on December 23, 2018	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan, to 8 ICL Directors.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the date approval of the BOD and/or the date of the approval of the General Meeting where requierd).
Fair value at the grant date (Million) | $	$ 0.5
Restricted shares [Member] | ICLs Directors (excluding CEO and ICLs Chairman of the BOD) [Member] | January 10, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	125
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan, to 5 ICL Directors.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the date approval of the BOD and/or the date of the approval of the General Meeting where requierd).
Fair value at the grant date (Million) | $	$ 0.5
Restricted shares [Member] | ICLs Directors (excluding ICLs Chairman of the BOD) [Member] | January 3, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	146
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan, to 8 ICL Directors. The value includes a reduction of 5% from the value of the equity compensation, pursuant to the decision of the directors in March 2016, to reduce their annual compensation for 2016 and 2017.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the date approval of the BOD and/or the date of the approval of the General Meeting where requierd).
Fair value at the grant date (Million) | $	$ 0.6
Restricted shares [Member] | Chairman of the BOD [Member] | June 30, 2016, for ICLs CEO & Chairman of the BOD-September 5, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	55
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the date approval of the BOD and/or the date of the approval of the General Meeting where requierd).
Fair value at the grant date (Million) | $	$ 4.8
Restricted shares [Member] | Chairman of the BOD [Member] | June 20, 2017, for ICLs Chairman of the BOD August 2, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	53
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the date approval of the BOD and/or the date of the approval of the General Meeting where requierd).
Fair value at the grant date (Million) | $	$ 0.3
Restricted shares [Member] | Former chairman of the BOD [Member] | May 12, 2015, for ICLs CEO and Chairman of the BOD - June 29, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of instruments (thousands)	68
Vesting conditions	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	[1]
Instrument terms	An issuance for no consideration, under the 2014 Equity Compensation Plan.
Additional information	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the date approval of the BOD and/or the date of the approval of the General Meeting where requierd).
Fair value at the grant date (Million) | $	$ 9.7

[1]	The vesting date is subject to the employee entitled continuing to be employed by the company and the directors continuing to serve in their positions on the vesting date, unless they ceased to hold office due to certain circumstances set forth in sections 231-232a and 233(2) of the Israeli Companies Law.